Average Annual Total Returns - Nationwide Loomis Short Term Bond Fund	Class A Shares 1 Year	Class A Shares 5 Years	Class A Shares 10 Years	Class A Shares After Taxes on Distributions 1 Year	Class A Shares After Taxes on Distributions 5 Years	Class A Shares After Taxes on Distributions 10 Years	Class A Shares After Taxes on Distributions and Sales of Shares 1 Year	Class A Shares After Taxes on Distributions and Sales of Shares 5 Years	Class A Shares After Taxes on Distributions and Sales of Shares 10 Years	Class C Shares 1 Year	Class C Shares 5 Years	Class C Shares 10 Years	Class R6 Shares 1 Year	Class R6 Shares 5 Years	Class R6 Shares 10 Years	Institutional Service Class Shares 1 Year	Institutional Service Class Shares 5 Years	Institutional Service Class Shares 10 Years	Bloomberg Barclays U.S. Government/Credit Bond 1-3 Year Index (The Index does not pay sales charges, fees, expenses or taxes.) 1 Year	Bloomberg Barclays U.S. Government/Credit Bond 1-3 Year Index (The Index does not pay sales charges, fees, expenses or taxes.) 5 Years	Bloomberg Barclays U.S. Government/Credit Bond 1-3 Year Index (The Index does not pay sales charges, fees, expenses or taxes.) 10 Years
Total	2.45%	2.22%	1.62%	1.73%	1.52%	1.01%	1.44%	1.39%	0.98%	3.29%	2.16%	1.36%	5.12%	3.02%	2.17%	5.08%	2.96%	2.13%	3.33%	2.21%	1.60%